Derivatives and Hedging Instruments (Interest Rate Swap Instruments) (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Interest Rate Swap One [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap One [Member] EUR (€)	Dec. 31, 2011 Interest Rate Swap Two [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap Two [Member] EUR (€)	Dec. 31, 2011 Interest Rate Swap Three [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap Three [Member] CAD	Dec. 31, 2011 Interest Rate Swap Four [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap Four [Member] THB	Dec. 31, 2011 Interest Rate Swap Five [Member] USD ($)	Dec. 31, 2011 Interest Rate Swap Five [Member] THB
Derivative [Line Items]
Notional Amount of Interest Rate Cash Flow Hedge Derivatives			€ 4.5		€ 1.8		33.9		903.7		683.9
Derivative, Fixed Interest Rate		5.10%	5.10%	5.10%	5.10%	3.30%	3.30%	5.95%	5.95%	5.95%	5.95%
Derivative, Basis Spread on Variable Rate		1.50%	1.50%	1.50%	1.50%			2.10%	2.10%	2.10%	2.10%
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net	$ (5.6)	$ (1.3)		$ (0.5)		$ (2.7)		$ (0.6)		$ (0.5)